Columbia Integrated Large Cap Value Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Value Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 6.7%
Entertainment 1.5%
Electronic Arts, Inc.	8,537	1,397,251
Interactive Media & Services 1.7%
Alphabet, Inc., Class C	4,400	750,156
Meta Platforms, Inc., Class A	1,288	739,724
Total		1,489,880
Media 2.3%
Comcast Corp., Class A	46,893	2,025,308
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc.	4,355	1,075,424
Total Communication Services		5,987,863
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 2.3%
Expedia Group, Inc.(a)	8,505	1,570,193
MGM Resorts International(a)	12,971	497,309
Total		2,067,502
Household Durables 1.2%
D.R. Horton, Inc.	4,545	767,105
PulteGroup, Inc.	1,882	254,578
Total		1,021,683
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc., Class B	3,964	312,244
Skechers U.S.A., Inc., Class A(a)	15,000	957,300
Tapestry, Inc.	13,289	827,639
Total		2,097,183
Total Consumer Discretionary		5,186,368
Consumer Staples 9.7%
Beverages 2.6%
Coca-Cola Bottling Co. Consolidated	846	1,103,429
PepsiCo, Inc.	7,698	1,258,238
Total		2,361,667
Consumer Staples Distribution & Retail 4.3%
Sysco Corp.	10,309	794,927
Walmart, Inc.	32,984	3,051,020
Total		3,845,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.8%
Colgate-Palmolive Co.	10,574	1,021,766
Procter & Gamble Co. (The)	8,411	1,507,756
Total		2,529,522
Total Consumer Staples		8,737,136
Energy 7.3%
Energy Equipment & Services 0.3%
TechnipFMC PLC	9,774	306,610
Oil, Gas & Consumable Fuels 7.0%
Diamondback Energy, Inc.	7,037	1,249,701
EOG Resources, Inc.	13,071	1,741,842
Exxon Mobil Corp.	22,216	2,620,599
Marathon Petroleum Corp.	4,125	644,119
Total		6,256,261
Total Energy		6,562,871
Financials 24.0%
Banks 7.9%
Bank of America Corp.	24,571	1,167,368
Citigroup, Inc.	29,731	2,107,036
Citizens Financial Group, Inc.	34,499	1,660,782
KeyCorp	29,147	567,784
Wells Fargo & Co.	21,178	1,613,128
Total		7,116,098
Capital Markets 5.2%
Cboe Global Markets, Inc.	6,013	1,297,906
Charles Schwab Corp. (The)	20,162	1,668,607
State Street Corp.	16,711	1,646,201
Total		4,612,714
Consumer Finance 2.3%
American Express Co.	6,663	2,030,083
Financial Services 2.7%
Global Payments, Inc.	8,294	986,654
PayPal Holdings, Inc.(a)	16,474	1,429,449
Total		2,416,103

Columbia Integrated Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.9%
Arch Capital Group Ltd.	15,998	1,611,319
Chubb Ltd.	6,395	1,846,428
Everest Group Ltd.	4,154	1,609,924
Hartford Financial Services Group, Inc. (The)	2,101	259,074
Total		5,326,745
Total Financials		21,501,743
Health Care 15.2%
Biotechnology 3.9%
Exelixis, Inc.(a)	24,164	881,019
Incyte Corp.(a)	6,955	518,774
Neurocrine Biosciences, Inc.(a)	5,373	681,028
Vertex Pharmaceuticals, Inc.(a)	3,023	1,415,157
Total		3,495,978
Health Care Equipment & Supplies 1.7%
Medtronic PLC	14,336	1,240,637
Zimmer Biomet Holdings, Inc.	2,641	296,056
Total		1,536,693
Health Care Providers & Services 5.6%
Cardinal Health, Inc.	11,920	1,457,101
CVS Health Corp.	8,641	517,164
Elevance Health, Inc.	3,319	1,350,700
UnitedHealth Group, Inc.	2,735	1,668,897
Total		4,993,862
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	13,464	797,338
Jazz Pharmaceuticals PLC(a)	7,588	922,625
Johnson & Johnson	6,883	1,066,934
Merck & Co., Inc.	7,750	787,710
Total		3,574,607
Total Health Care		13,601,140
Industrials 12.4%
Aerospace & Defense 0.6%
RTX Corp.	4,692	571,626
Building Products 2.6%
Builders FirstSource, Inc.(a)	4,065	758,001
Owens Corning	7,687	1,580,601
Total		2,338,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.1%
Clean Harbors, Inc.(a)	3,580	931,122
Construction & Engineering 0.9%
EMCOR Group, Inc.	1,550	790,686
Machinery 2.0%
Cummins, Inc.	4,815	1,805,818
Passenger Airlines 1.4%
United Airlines Holdings, Inc.(a)	13,144	1,272,734
Professional Services 1.1%
Jacobs Solutions, Inc.	7,176	1,013,466
Trading Companies & Distributors 2.7%
Ferguson Enterprises, Inc.	5,293	1,142,917
W.W. Grainger, Inc.	1,049	1,264,402
Total		2,407,319
Total Industrials		11,131,373
Information Technology 8.0%
Communications Equipment 4.1%
Cisco Systems, Inc.	23,942	1,417,606
F5, Inc.(a)	4,974	1,245,241
Motorola Solutions, Inc.	2,053	1,025,884
Total		3,688,731
IT Services 1.2%
Twilio, Inc., Class A(a)	10,222	1,068,608
Semiconductors & Semiconductor Equipment 0.5%
NXP Semiconductors NV	1,915	439,244
Software 2.2%
Dropbox, Inc., Class A(a)	15,129	418,468
Salesforce, Inc.	4,679	1,544,023
Total		1,962,491
Total Information Technology		7,159,074
Materials 1.5%
Chemicals 1.5%
Linde PLC	1,029	474,359
PPG Industries, Inc.	7,291	906,781
Total		1,381,140
Total Materials		1,381,140
Columbia Integrated Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.7%
Hotel & Resort REITs 1.2%
Host Hotels & Resorts, Inc.	59,015	1,087,056
Real Estate Management & Development 1.0%
Jones Lang LaSalle, Inc.(a)	3,197	897,078
Residential REITs 1.1%
AvalonBay Communities, Inc.	4,024	947,049
Retail REITs 1.4%
Brixmor Property Group, Inc.	42,957	1,291,717
Total Real Estate		4,222,900
Utilities 2.8%
Electric Utilities 2.8%
Duke Energy Corp.	2,440	285,602
Edison International	19,422	1,704,280
NRG Energy, Inc.	4,744	482,038
Total		2,471,920
Total Utilities		2,471,920
Total Common Stocks (Cost $57,945,199)		87,943,528

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	1,566,511	1,566,198
Total Money Market Funds (Cost $1,566,032)		1,566,198
Total Investments in Securities (Cost: $59,511,231)		89,509,726
Other Assets & Liabilities, Net		132,720
Net Assets		89,642,446
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	745,801	15,160,803	(14,340,512)	106	1,566,198	5	16,917	1,566,511
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Integrated Large Cap Value Fund  | 2024

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